Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components	Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consists of the following:

		As of
	Estimated Useful Lives	December 31, 2021	December 31, 2020
Furniture and fixtures	5 years	$960	$960
Computers, software and equipment	3 years	1,423	1,220
Leasehold improvements	Shorter of estimated useful life or remaining term of lease	1,278	1,278
		3,661	3,458
Less: Accumulated depreciation and amortization		(2,473)	(2,041)
Total property and equipment, net		$1,188	$1,417
Depreciation and amortization expense for property and equipment was $431, $451 and $624 for the years ended December 31, 2021, 2020 and 2019, respectively.
Accrued Expenses
Accrued expenses consist of the following:

	As of
	December 31, 2021	December 31, 2020
Commission and variable compensation	$22,155	$17,271
Payroll and benefits	5,164	3,645
Other accrued expenses	19,134	11,218
Total accrued expenses	$46,453	$32,134